Material Accounting Policies - Schedule of Foreign Currency Translation (Details)	3 Months Ended			10 Months Ended			12 Months Ended
	Jun. 15, 2023 SAR (ر.س)	Jun. 15, 2023 SAR (ر.س) MYR (RM)	Jun. 15, 2023 SAR (ر.س) THB (฿)	Mar. 31, 2024 SAR (ر.س)	Mar. 31, 2024 SAR (ر.س) MYR (RM)	Mar. 31, 2024 SAR (ر.س) THB (฿)	Mar. 31, 2025 SAR (ر.س)	Mar. 31, 2025 MYR (RM) SAR (ر.س)	Mar. 31, 2025 THB (฿) SAR (ر.س)	Mar. 31, 2023 SAR (ر.س)	Mar. 31, 2023 SAR (ر.س) MYR (RM)	Mar. 31, 2023 SAR (ر.س) THB (฿)	Mar. 31, 2025 MYR (RM)	Mar. 31, 2025 THB (฿)	Mar. 31, 2024 MYR (RM)	Mar. 31, 2024 THB (฿)	Jun. 15, 2023 MYR (RM)	Jun. 15, 2023 THB (฿)	Mar. 31, 2023 MYR (RM)	Mar. 31, 2023 THB (฿)
Material accounting policies details [Abstract]
Closing foreign exchange rate	3.7512	3.7512	3.7512	3.7508	3.7508	3.7508	3.75	3.75	3.75	3.7534	3.7534	3.7534	4.4131	33.61	4.735	36.34	4.624	34.62	4.413	32.87
Average foreign exchange rate	3.7501	4.5276	34.075	3.7507	4.6325	35.0615	3.7509	4.4533	34.6108	3.7544	4.4331	34.9408